Guarantor and Non-Guarantor Financial Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Condensed Statements of Consolidated Income
Net sales	$ 5,525,782	$ 4,825,743	$ 4,605,289
Cost of products sold	3,680,559	3,027,226	2,818,599
Gross Profit	1,845,223	1,798,517	1,786,690
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	965,176	922,176	913,754
Amortization and impairment charges	92,650	91,443	85,315
Other operating (income) expense - net	9,114	626	(3,288)
Operating Income	778,283	784,272	790,909
Interest (expense) income - net	(79,792)	(67,082)	(62,394)
Other income (expense) - net	2,667	(26)	2,238
Equity in net earnings of subsidiaries	0	0	0
Income Before Income Taxes	701,158	717,164	730,753
Income taxes	241,414	237,682	236,615
Net Income	459,744	479,482	494,138
The J.M. Smucker Company (Parent) [Member]
Condensed Statements of Consolidated Income
Net sales	4,302,743	3,880,940	3,675,770
Cost of products sold	3,741,054	3,196,825	3,259,807
Gross Profit	561,689	684,115	415,963
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	243,392	216,731	193,036
Amortization and impairment charges	11,196	5,188	10,200
Other operating (income) expense - net	(1,325)	(665)	(22,546)
Operating Income	308,426	462,861	235,273
Interest (expense) income - net	(80,675)	(67,687)	(53,264)
Other income (expense) - net	1,404,340	(1,338)	151
Equity in net earnings of subsidiaries	(1,095,007)	203,115	393,208
Income Before Income Taxes	537,084	596,951	575,368
Income taxes	77,340	117,469	81,230
Net Income	459,744	479,482	494,138
Subsidiary Guarantors [Member]
Condensed Statements of Consolidated Income
Net sales	1,547,757	2,805,614	2,899,461
Cost of products sold	1,408,792	2,546,492	2,383,363
Gross Profit	138,965	259,122	516,098
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	61,457	79,263	107,407
Amortization and impairment charges	0	64,675	65,681
Other operating (income) expense - net	(1,251)	(2,599)	7,083
Operating Income	78,759	117,783	335,927
Interest (expense) income - net	2,969	3,400	12,429
Other income (expense) - net	443	1,735	17,609
Equity in net earnings of subsidiaries	184,217	83,879	61,459
Income Before Income Taxes	266,388	206,797	427,424
Income taxes	1,140	21,838	77,280
Net Income	265,248	184,959	350,144
Non-Guarantor Subsidiaries [Member]
Condensed Statements of Consolidated Income
Net sales	3,822,370	3,759,833	3,723,605
Cost of products sold	2,682,636	2,884,851	2,858,293
Gross Profit	1,139,734	874,982	865,312
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	660,327	626,182	613,311
Amortization and impairment charges	81,454	21,580	9,434
Other operating (income) expense - net	11,690	3,890	12,175
Operating Income	386,263	223,330	230,392
Interest (expense) income - net	(2,086)	(2,795)	(21,559)
Other income (expense) - net	(3,605)	(423)	(15,522)
Equity in net earnings of subsidiaries	79,192	67,256	35,223
Income Before Income Taxes	459,764	287,368	228,534
Income taxes	162,934	98,375	78,105
Net Income	296,830	188,993	150,429
Eliminations [Member]
Condensed Statements of Consolidated Income
Net sales	(4,147,088)	(5,620,644)	(5,693,547)
Cost of products sold	(4,151,923)	(5,600,942)	(5,682,864)
Gross Profit	4,835	(19,702)	(10,683)
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	0	0	0
Amortization and impairment charges	0	0	0
Other operating (income) expense - net	0	0	0
Operating Income	4,835	(19,702)	(10,683)
Interest (expense) income - net	0	0	0
Other income (expense) - net	(1,398,511)	0	0
Equity in net earnings of subsidiaries	831,598	(354,250)	(489,890)
Income Before Income Taxes	(562,078)	(373,952)	(500,573)
Income taxes	0	0	0
Net Income	$ (562,078)	$ (373,952)	$ (500,573)